Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Income Tax Expense
The income tax expense consists of the following:

	Three months period ended March 31, 2019	Three months period ended March 31, 2018
Current provision*	$-	$5,528
Deferred provision/(benefit)	(2,521)	3,877
	$(2,521)	$9,405

The income tax expense consists of the following:

	Twelve Months Ended December 31,
	2018	2017
Current provision*	$(41,433)	$22,277
Deferred provision/(benefit)	(36,444)	(53,387)
	$(77,877)	$(31,110)

*Current Provision for 2018 includes benefit on account of MAT credit recognition for $ 46,650. Further, during the year 2018 Income Tax expense is of $5,217 and $ 22,277 for year 2017. Effective Income tax rate for year 2018 is zero and for 2017 is 1.53%. Effective interest rate is zero becuase of net loss incurred during the year 2018.